Share-based compensation (Narrative) (Details)	12 Months Ended
	Dec. 31, 2018 CAD ($) share $ / shares shares	Dec. 31, 2017 CAD ($) share shares
Statements Line Items
Weighted average share price	$ 14.71	$ 15.83
Share-based compensation related to share options	3,100,000	3,200,000
DSU and RSU [Member]
Statements Line Items
Share-based compensation	$ 2,700,000	$ 7,300,000
RSU [Member]
Statements Line Items
Number of restricted stock units granted | shares	361,100	68,162
Value of restricted stock units granted		$ 1,000,000
Weighted average value | $ / shares	$ 12.97
Number of units, transfer from cash-settled to equity-settled | share	(428,090)	0
Closing price of the common shares	$ 11.97
Marginal income tax rate	53.30%
Employees tax obligations settlement amount related to vested RSU	$ 400,000
Employees tax obligations settlement amount related to outstanding RSU	$ 5,400,000